Loans and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Fair Value Measurements [Abstract]
Schedule of Changes In the Fair Value of these Derivative Instruments	Changes in the fair value of these derivative instruments during the period are recognized in the consolidated statement of operations in the period in which they occur.
Description	Level	December 31, 2025	December 31, 2024
Derivative liabilities	3	$78,635	$-
SAFE notes	3	-	23,334,626

Schedule of Fair Value
	For the Years Ended December 31,
	2025	2024
Fair Value - beginning of period	$23,334,626	$4,602,950
Addition	260,628	4,239,500
Change in fair value of SAFE notes	17,368,415	14,492,176
Change in fair value of derivative liabilities	(158,241)	-
SAFE notes converted into shares	(40,726,793)	-
Fair Value - end of period	$78,635	$23,334,626